Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other payables
Summary of trade and other payables

Amounts falling due within one year:

	December 31,	December 31,
	2023	2022
	£ 000	£ 000
Trade payables	3,726	4,454
Accrued expenses	12,146	10,500
Amounts due to related parties	—	—
Social security and other taxes	981	857
Outstanding defined contribution pension costs	15	220
	16,868	16,031

Amounts falling due after more than one year:

	December 31,	December 31,
	2023	2022
	£ 000	£ 000
Deferred fees and charges	3,922	4,153